Borrowings (Details) - JPY (¥)				6 Months Ended	12 Months Ended
	Sep. 30, 2024	May 31, 2024	Mar. 29, 2024	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2021
Debt Instrument
Time deposits pledged as collateral				¥ 6,156,000	¥ 26,000,000	¥ 26,002,000
Short-term loan refinanced			¥ 200,000,000
Short-term debt			1-month TIBOR
Interest rate			1.20%
Short-term borrowings				500,000,000		400,000,000
Borrowings (Due through 2035 with weighted average interest rates of 0.26% as of June 30, 2024, due through 2035 with weighted average interest rates of 0.29% as of December 31, 2023)				604,197,000	748,937,000	651,217,000
Corporate convertible bond				500,000,000		500,000,000
Current portion of borrowings				(592,716,000)	(99,168,000)	(500,415,000)
Borrowings, net of current portion				¥ 1,011,481,000	¥ 1,149,769,000	¥ 1,050,802,000
Weighted average interest rates				0.26%	1.12%	0.29%		0.66%
Subsequent Event
Debt Instrument
Short-term loan refinanced	¥ 300,000,000	¥ 200,000,000	¥ 300,000,000
Interest rate		1.475%
Short-term borrowings	¥ 300,000,000		¥ 200,000,000
Japanese financial institutions unsecured bank loans | Minimum
Debt Instrument
Fixed interest rates				0.21%	0.20%	0.21%
Japanese financial institutions unsecured bank loans | Maximum
Debt Instrument
Fixed interest rates					3.30%	3.30%
Convertible bonds
Debt Instrument
Fixed interest rates					5.00%		5.00%
Corporate convertible bond					¥ 500,000,000	¥ 500,000,000
Number of shares granted				40	40
Value of one share option attached to each bond				¥ 12,500,000,000	¥ 12,500,000
Exercise price, per share				¥ 755	¥ 755